Consolidated Statements of Comprehensive Income		12 Months Ended
		Dec. 31, 2025 MYR (RM) RM / shares shares	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 MYR (RM) RM / shares shares	Dec. 31, 2023 MYR (RM) RM / shares shares
Revenue		RM 83,885,403	$ 20,681,805		RM 60,293,562	RM 85,237,802
Gross Profit		1,455,767	358,916		11,879,783	14,282,081
General and administrative expenses		(1,807,241)	(445,572)		(3,572,145)	(4,030,856)
Interest expenses		(23,767)	(5,860)		(23,788)	(1,543)
(Allowance for)/Reversal of expected credit losses		982,000	242,110		(700,521)	(281,479)
Income from operations		606,759	149,594		7,583,329	9,968,203
Other income/(expenses)
Dividend income		11,223	2,767		32,562
Fair value gain/(loss) on marketable securities		3,665,944	903,832		(4,607)	1,552,582
Interest income		46,784	11,535		18,393	1,633
Total other income, net		3,723,951	918,134		46,348	1,554,215
Income before income tax		4,330,710	1,067,728		7,629,677	11,522,418
Income tax expenses		(3,451,269)	(850,905)		(2,845,000)	(3,235,342)
Net income		879,441	216,823		4,784,677	8,287,076
Net income:
Equity holders of the Company		879,442	216,823		4,784,686	8,287,076
Non-controlling interest		(1)		[1]	(9)
Total		RM 879,441	$ 216,823		RM 4,784,677	RM 8,287,076
Weighted average number of ordinary shares
Weighted average number of ordinary shares basic (in Shares)	[2]	15,318,493	15,318,493		15,000,000	15,000,000
Weighted average number of ordinary shares diluted (in Shares)	[2]	15,318,493	15,318,493		15,000,000	15,000,000
Earnings per share attributable to ordinary shareholders
Earnings per share attributable to ordinary shareholders basic (in Ringgits per share and Dollars per share) | (per share)	[2]	RM 0.06	$ 0.01		RM 0.32	RM 0.55
Earnings per share attributable to ordinary shareholders diluted (in Ringgits per share and Dollars per share) | (per share)	[2]	RM 0.06	$ 0.01		RM 0.32	RM 0.55
External parties
Cost of revenue		RM (82,429,636)	$ (20,322,889)		RM (44,912,585)	RM (55,626,226)
Related Party
Cost of revenue					RM (3,501,194)	RM (15,329,495)

[1]	Amount less than 1.
[2]	Giving retroactive effect to the issuance of ordinary shares effected which are detailed in Note 12.